Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of Vanguard
Scottsdale Funds and Shareholders of
Vanguard Explorer Value Fund
Vanguard Short-Term Treasury Index
Fund
Vanguard Intermediate-Term Treasury
Index Fund
Vanguard Long-Term Treasury Index
Fund
Vanguard Short-Term Corporate Bond
Index Fund
Vanguard Intermediate-Term Corporate
Bond Index Fund
Vanguard Long-Term Corporate Bond
Index Fund
Vanguard Mortgage-Backed Securities
Index Fund
Vanguard Russell 1000 Index Fund
Vanguard Russell 1000 Value Index Fund
Vanguard Russell 1000 Growth Index
Fund
Vanguard Total Corporate Bond ETF
Vanguard Russell 2000 Index Fund
Vanguard Russell 2000 Value Index
Fund
Vanguard Russell 2000 Growth Index
Fund
Vanguard Russell 3000 Index Fund and
Vanguard Total World Bond ETF

In planning and performing our audits of the financial statements of Vanguard
Explorer Value(tm) Fund, Vanguard Short-
Term Treasury Index Fund, Vanguard
Intermediate-Term Treasury Index Fund,
Vanguard Long-Term Treasury Index
Fund, Vanguard Short-Term Corporate
Bond Index Fund, Vanguard
Intermediate-Term Corporate Bond
Index Fund, Vanguard Long-Term
Corporate Bond Index Fund, Vanguard
Mortgage-Backed Securities Index Fund,
Vanguard Russell 1000 Index Fund,
Vanguard Russell 1000 Value Index
Fund, Vanguard Russell 1000 Growth
Index Fund, Vanguard Total Corporate
Bond ETF, Vanguard Russell 2000 Index
Fund, Vanguard Russell 2000 Value
Index Fund, Vanguard Russell 2000
Growth Index Fund, Vanguard Russell
3000 Index Fund and Vanguard Total
World Bond ETF (constituting Vanguard
Scottsdale Funds, hereafter collectively referred to as the "Funds") as of and for the year ended August 31, 2025, in accordance with the standards of the Public Company Accounting Oversight
Board (United States) (PCAOB), we
considered the Funds' internal control
over financial reporting, including
controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting.
Accordingly, we do not express an
opinion on the effectiveness of the Funds' internal control over financial reporting.

The management of the Funds is
responsible for establishing and
maintaining effective internal control
over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company's assets that could have a material effect on the financial statements.

Because of its inherent limitations,
internal control over financial reporting may not prevent or detect misstatements.
Also, projections of any evaluation of
effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over
financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company's annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB.
However, we noted no deficiencies in the Funds' internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of August 31, 2025.

This report is intended solely for the
information and use of the Board of
Trustees of Vanguard Scottsdale Funds
and the Securities and Exchange
Commission and is not intended to be
and should not be used by anyone other
than these specified parties.



/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2025